Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 25: Subsequent Events

On January 7, 2016, we acquired 100% of the outstanding shares of M2FX Limited (M2FX), a leading manufacturer of fiber optic cable and fiber protection solutions. M2FX’s fiber based solutions will enhance the product portfolio of our broadband connectivity business. The initial cash paid for M2FX was approximately $16 million. The purchase price remains preliminary in nature and subject to additional consideration of up to $9 million.

We are in the preliminary phase of the purchase accounting process, including obtaining third party valuations of certain tangible and intangible assets acquired. As such, the purchase accounting process is incomplete and we cannot provide the required disclosures of the estimated fair value of the assets and liabilities acquired for this business combination. We do not expect the M2FX acquisition to be material to our financial position or results of operations.